CONCENTRATION OF RISKS (Details) - customer	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONCENTRATION OF RISKS
Percentage depreciation in foreign currency exchange rate		2.80%	2.90%
Percentage appreciation in foreign currency exchange rate	4.20%
Accounts receivable | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customer		1
Concentration risk percentage	10.00%	10.00%
Contract asset | Two Customers | Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customer	2
Concentration risk percentage	10.00%
Contract asset | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customer		1
Concentration risk percentage		10.00%
Revenue benchmark | Customer Concentration Risk
CONCENTRATION OF RISKS
Number of customer	2	2	2
Revenue benchmark | One Customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	23.00%	16.00%	15.00%
Revenue benchmark | Two customer | Customer Concentration Risk
CONCENTRATION OF RISKS
Concentration risk percentage	12.00%	10.00%	12.00%